Compensation Related Costs, General (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation Related Costs [Abstract]
Net Income (Loss)	$ 5,878	$ 5,067	$ 11,172	$ 16,050	$ 11,001